TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ (9,857)	$ (4,487)	$ (1,144)
Additions charged to income	(55)	(6,033)	(3,343)
Deductions credited to income		663
Ending balance	$ (9,912)	$ (9,857)	$ (4,487)